UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2024

SMI 3Fourteen Full-Cycle Trend ETF

ITEM 1.(a).  Reports to Stockholders.

SMI 3Fourteen Full-Cycle Trend ETF Tailored Shareholder Report

annual Shareholder Report December 31, 2024 SMI 3Fourteen Full-Cycle Trend ETF Ticker: FCTE (Listed on the NASDAQ Stock Market®)

This annual shareholder report contains important information about the SMI 3Fourteen Full-Cycle Trend ETF for the period of July 2, 2024 (inception) to December 31, 2024. You can find additional information about the Fund at www.3fourteensmi.com. You can also request this information by contacting us at (844) 328-3383.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI 3Fourteen Full‑Cycle Trend ETF	$44¹	0.85%²

¹	Costs are for the period of July 2, 2024 to December 31, 2024. Costs for a full annual period would be higher.
²	Annualized.

How did the Fund perform last year?

The SMI 3Fourteen Full-Cycle Trend ETF (the “Fund”) returned 5.83% for the period of July 2, 2024 to December 31, 2024, vs the S&P 500® Index which returned 8.14% for the same period. The Full Cycle Trend (“FCT”) Strategy equally weights 20 high-quality equities and rebalances monthly.

What key factors affected the Fund's performance?

Many investors likely tuned out the ﬁnancial markets as the holidays approached. Unfortunately, not only did Santa fail to spark an end-of-year rally, but the Grinch also showed up to steal a good chunk of November’s post-election gains while investors were focused elsewhere.

The main problem in December was rising longer-term interest rates, reaching levels that have spooked stock market investors in recent years. This continued a trend that started in September. Counter-intuitively, the Fed’s rate-cutting cycle has triggered a move higher in longer-term rates. Since mid‑September, the Fed has cut the shortest-term “Fed Funds rate” by 100 basis points (1.00%), while the benchmark 10‑year Treasury yield has risen the same amount (from 3.65% to 4.65%).

While Q4 2024 performance was poor for the FCT Model, the Fund’s overall performance as of this writing in mid-January has been comparable to the S&P 500® Index since the Fund’s inception last July. The silver lining to the Fund’s tough Q4 is that historically the strategy has tended to rebound in the three months directly following a negative quarter (+5.5% on average in the subsequent quarter) with a ~70% positive rate. In short, buying the pullbacks of a quality-based system is generally a good move.

Cumulative Performance

(based on a hypothetical $10,000 investment)

SMI 3Fourteen Full-Cycle Trend ETF - $10,583
S&P 500® Index - $10,814
$11,500
$11,000
$10,500
$10,000
7/2/2024*
7/31/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024

*	Inception

Annual Performance

Total Return Since Inception (7/2/24)
SMI 3Fourteen Full-Cycle Trend ETF	5.83%
S&P 500® Index	8.14%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

SMI 3Fourteen Full-Cycle Trend ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2024)

Fund Net Assets	$446,415,755
Number of Holdings	20
Total Advisory Fee Paid	$1,741,401
Portfolio Turnover Rate	180.24%

What did the Fund invest in?

(% of Net Assets as of December 31, 2024)

Sector Breakdown

Industrials
30.02%
Information Technology
20.06%
Materials
10.02%
Consumer Staples
10.00%
Health Care
9.99%
Consumer Discretionary
9.97%
Financials
5.00%
Communication Services
4.98%

Top Ten Holdings
NetApp, Inc.	5.04%
Leidos Holdings, Inc.	5.02%
Fair Isaac Corp.	5.01%
The Sherwin-Williams Co	5.01%
Lockheed Martin Corp.	5.01%
Arista Networks, Inc.	5.01%
General Dynamics Corp.	5.01%
Colgate-Palmolive Co.	5.01%
Air Products and Chemicals, Inc.	5.00%
HCA Healthcare, Inc.	5.00%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.3fourteensmi.com.

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,400 for 2024 and $0 for 2023.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2024 and $0 for 2023. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2024 and $0 for 2023.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

* Commencement of Operations July 2, 2024

SMI 3Fourteen Full-Cycle Trend ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the period ended December 31, 2024*

SMI 3Fourteen Full-Cycle Trend ETF

Schedule of InvestmentsDecember 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2024

		Shares	Value
100.04%	COMMON STOCKS

4.98%	COMMUNICATION SERVICES
	Meta Platforms, Inc.	37,942	$22,215,420

9.97%	CONSUMER DISCRETIONARY
	NVR, Inc.(A)	2,720	22,246,608
	Pulte Group, Inc.	204,616	22,282,682
			44,529,290

10.00%	CONSUMER STAPLES
	Colgate-Palmolive Co.	245,810	22,346,587
	Philip Morris International, Inc.	185,114	22,278,470
			44,625,057

5.00%	FINANCIALS
	Brown & Brown, Inc.	218,818	22,323,812

9.99%	HEALTH CARE
	HCA Healthcare, Inc.	74,432	22,340,765
	ResMed, Inc.	97,418	22,278,522
			44,619,287

30.02%	INDUSTRIALS
	3M Co.	172,517	22,270,220
	Cintas Corp.	122,171	22,320,642
	General Dynamics Corp.	84,812	22,347,114
	Leidos Holdings, Inc.	155,608	22,416,888
	Lockheed Martin Corp.	46,024	22,364,903
	Trane Technologies plc ADR	60,410	22,312,434
			134,032,201

20.06%	INFORMATION TECHNOLOGY
	Arista Networks, Inc.(A)	202,253	22,355,024
	Fair Isaac Corp.(A)	11,239	22,376,062
	NetApp, Inc.	193,819	22,498,510
	Oracle Corp.	133,908	22,314,429
			89,544,025

SMI 3Fourteen Full-Cycle Trend ETF

Schedule of Investments - continuedDecember 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2024

			Shares	Value
10.02%		MATERIALS
		Air Products and Chemicals, Inc.	77,031	$22,342,071
		The Sherwin-Williams Co	65,815	22,372,493
				44,714,564

100.04%		TOTAL COMMON STOCKS		446,603,656
		(Cost: $462,544,091)

100.04%		TOTAL INVESTMENTS		446,603,656
		(Cost: $462,544,091)

(0.04%	)	Liabilities in excess of other assets		(187,901)
100.00%		NET ASSETS		$446,415,755

(A)Non-income producing

ADR — Security represented is held by the custodian in the form of American Depositary Receipts.

SMI 3Fourteen Full-Cycle Trend ETF

Statement of Assets and LiabilitiesDecember 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2024

ASSETS
Investments at value (cost of $462,544,091) (Note 1)	$446,603,656
Cash	646,023
Receivable for securities sold	219,893,461
Receivable for capital stock sold	93,355,178
Dividends receivable	335,425
TOTAL ASSETS	760,833,743

LIABILITIES
Accrued advisory fees	341,710
Payable for securities purchased	222,067,914
Payable for capital stock redeemed	92,008,364
TOTAL LIABILITIES	314,417,988
NET ASSETS	$446,415,755

Net Assets Consist of:
Paid-in capital	$493,481,275
Distributable earnings (accumulated deficits)	(47,065,520)
Net Assets	$446,415,755

NET ASSET VALUE PER SHARE
Net Assets	$446,415,755
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	17,200,000
Net Asset Value and Offering Price Per Share	$25.95

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2024

SMI 3Fourteen Full-Cycle Trend ETF

Statement of OperationsFor the Period Ended December 31, 2024*

INVESTMENT INCOME
Dividend Income	$2,453,055
Total investment income	2,453,055

EXPENSES
Investment advisory fees (Note 2)	1,741,401
Total expenses	1,741,401
Investment Advisory fees waived (Note 2)	(78,265)
Net expenses	1,663,136

Net investment income (loss)	789,919

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	11,586,663
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(15,940,435)
Net realized and unrealized gain (loss) on investments	(4,353,772)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(3,563,853)

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

*The Fund commenced operations on July 2, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2024

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$789,919
Net realized gain (loss) on investments	11,586,663
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(15,940,435)
Increase (decrease) in net assets from operations	(3,563,853)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(779,990)
Decrease in net assets from distributions	(779,990)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	1,102,807,907
Shares redeemed	(652,048,309)
Increase (decrease) in net assets from capital stock transactions	450,759,598

NET ASSETS
Increase (decrease) during period	446,415,755
Beginning of period	—
End of period	$446,415,755

*The Fund commenced operations on July 2, 2024.

SMI 3Fourteen Full-Cycle Trend ETF

Statement of Changes in Net AssetsFor the Period Ended December 31, 2024*

SMI 3Fourteen Full-Cycle Trend ETF

Financial HighlightsSelected Per Share Data Throughout the Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2024

July 2, 2024* through December 31, 2024
Net asset value, beginning of period	$24.57
Investment activities
Net investment income (loss)(1)	0.05
Net realized and unrealized gain (loss) on investments(2)	1.38
Total from investment activities	1.43
Distributions
Net investment income	(0.05)
Total distributions	(0.05)
Net asset value, end of period	$25.95

Total Return(3)	5.83%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	0.89%
Expenses, net of waiver (Note 2)	0.85%
Net investment income (loss)	0.40%
Portfolio turnover rate(5)	180.24%
Net assets, end of period (000’s)	$446,416

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period July 2, 2024 through December 31, 2024, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*Commencement of operations.

FINANCIAL STATEMENTS | DECEMBER 31, 2024

SMI 3Fourteen Full-Cycle Trend ETF

Notes to Financial StatementsDecember 31, 2024

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The SMI 3Fourteen Full-Cycle Trend ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on July 2, 2024.

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the Statement of Operations and the Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund and the investment manager are party to the expense agreements as disclosed in the Notes to the Financial Statements and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the portfolio manager of the investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board

FINANCIAL STATEMENTS | DECEMBER 31, 2024

SMI 3Fourteen Full-Cycle Trend ETF

Notes to Financial Statements - continuedDecember 31, 2024

is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to 3Fourteen & SMI Advisory Services, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | DECEMBER 31, 2024

SMI 3Fourteen Full-Cycle Trend ETF

Notes to Financial Statements - continuedDecember 31, 2024

The following is a summary of the level of inputs used to value the Fund’s investments as of December 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$446,603,656	$—	$—	$446,603,656
	$446,603,656	$—	$—	$446,603,656

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the period ended December 31, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

FINANCIAL STATEMENTS | DECEMBER 31, 2024

SMI 3Fourteen Full-Cycle Trend ETF

Notes to Financial Statements - continuedDecember 31, 2024

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended December 31, 2024, such reclassifications were as follows.

Paid-in capital	$42,721,677
Distributable earnings	(42,721,677)

The permanent difference reclassifications are attributable primarily to the tax treatment of in-kind redemptions.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 5,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs

FINANCIAL STATEMENTS | DECEMBER 31, 2024

SMI 3Fourteen Full-Cycle Trend ETF

Notes to Financial Statements - continuedDecember 31, 2024

associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
SMI 3Fourteen Full-Cycle Trend ETF	5,000	$250	$129,750

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | DECEMBER 31, 2024

SMI 3Fourteen Full-Cycle Trend ETF

Notes to Financial Statements - continuedDecember 31, 2024

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Board. In addition, the Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.89%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its advisory fee to an annual rate of 0.85% of the daily net assets of the Fund until April 20, 2026, and the Advisor may not terminate this arrangement prior to that date. The Advisor is not entitled to recover any previously waived fees.

The Advisor has retained Tidal Investments LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the

FINANCIAL STATEMENTS | DECEMBER 31, 2024

SMI 3Fourteen Full-Cycle Trend ETF

Notes to Financial Statements - continuedDecember 31, 2024

Sub-Advisor assists the Advisor in providing day-to-day management of the Fund’s portfolios.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the following annual rate: 0.035% on the first $250 million in assets, and 0.030% on assets over $250 million, subject to a $20,000 annual minimum fee.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant

FINANCIAL STATEMENTS | DECEMBER 31, 2024

SMI 3Fourteen Full-Cycle Trend ETF

Notes to Financial Statements - continuedDecember 31, 2024

Secretary of the Trust, is a partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended December 31, 2024 were as follows:

Purchases	Sales
$884,192,671	$852,529,746

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended December 31, 2024 were as follows:

Purchases	Sales	Realized Gains
$1,066,890,361	$647,595,858	$43,415,617

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the period ended December 31, 2024 were as follows:

Distributions paid from:
Ordinary income	$779,990

FINANCIAL STATEMENTS | DECEMBER 31, 2024

SMI 3Fourteen Full-Cycle Trend ETF

Notes to Financial Statements - continuedDecember 31, 2024

As of December 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$9,929
Other accumulated losses	(30,687,118)
Net unrealized appreciation (depreciation) on investments	(16,388,331)
$(47,065,520)

As of December 31, 2024, the Fund had a capital loss carryforward of $30,687,118, all of which is considered short term. This loss may be carried forward indefinitely.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$462,991,987	$5,358,106	$(21,746,437)	$(16,388,331)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to deferral of wash sale losses.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NASDAQ Stock Market® and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 5,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

FINANCIAL STATEMENTS | DECEMBER 31, 2024

SMI 3Fourteen Full-Cycle Trend ETF

Notes to Financial Statements - continuedDecember 31, 2024

Shares of beneficial interest transactions for the Fund were:

Period ended December 31, 2024
Shares sold	41,470,000
Shares redeemed	(24,270,000)
Net increase (decrease)	17,200,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of December 31, 2024, 30.02% of the value of the net assets of the Fund were invested in securities within the Industrials sector.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | DECEMBER 31, 2024

SMI 3Fourteen Full-Cycle Trend ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders SMI 3Fourteen Full-Cycle Trend ETF
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SMI 3Fourteen Full-Cycle Trend ETF (the “Fund”), a series of ETF Opportunities Trust, as of December 31, 2024, the related statements of operations and changes in net assets and the financial highlights for the period July 2, 2024 (commencement of operations) through December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations, the changes in net assets and the financial highlights for the period July 2, 2024 (commencement of operations) through December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

FINANCIAL STATEMENTS | DECEMBER 31, 2024

SMI 3Fourteen Full-Cycle Trend ETF

Report of Independent Registered Public Accounting Firm - continued

We have served as the auditor of one or more investment companies advised by 3Fourteen & SMI Advisory Services, LLC since 2024.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 3, 2025

FINANCIAL STATEMENTS | DECEMBER 31, 2024

SMI 3Fourteen Full-Cycle Trend ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

For the period ended December 31, 2024, the Advisor paid the following remuneration to Trustees and Officers:

Trustee Compensation	Chief Compliance Officer’s Services
$4,800	$4,500

Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on June 25-26, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “SMI Advisory Agreement”) between the Trust and 3Fourteen & SMI Advisory Services, LLC (“3Fourteen & SMI,” or the “Adviser”), and the Investment Sub-Advisory Agreement (the “SMI Sub-Advisory Agreement”) among the Adviser, the Trust, and Tidal Investments, LLC (“Tidal”), with respect to the SMI 3Fourteen Full-Cycle Trend ETF (the “SMI ETF”). The Board reflected on its discussions with the representatives from 3Fourteen & SMI earlier in the Meeting regarding the manner in which the SMI ETF is to be managed and the roles and responsibilities of the Adviser and Tidal under the SMI Advisory Agreement and SMI Sub-Advisory Agreement (collectively, the “SMI Advisory Agreements”).

The Trustees reviewed a memorandum from counsel of the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the SMI Advisory Agreements and the responses of the Adviser and Tidal to requests for information from Trust Counsel on behalf of the Board. He noted that the responses included information on the personnel of and services to be provided by the Adviser and Tidal, an expense comparison analysis for the SMI ETF and comparable ETFs, and the SMI Advisory Agreements. He discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the SMI Advisory

FINANCIAL STATEMENTS | DECEMBER 31, 2024

SMI 3Fourteen Full-Cycle Trend ETF

Supplemental Information (unaudited) - continued

Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by the Adviser and Tidal; (ii) the investment performance of the Adviser and Tidal; (iii) the costs of the services to be provided and profits to be realized by the Adviser and Tidal from the relationship with the SMI ETF; (iv) the extent to which economies of scale would be realized if the SMI ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the SMI Advisory Agreements, including: (i) information regarding the services and support to be provided by the Adviser and Tidal to the SMI ETF; (ii) presentations by management of the Adviser at the Meeting addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the SMI ETF; (iii) information pertaining to the compliance structures of the Adviser and Tidal; (iv) disclosure information contained in the SMI ETF’s registration statements and each firm’s Form ADV and/or the policies and procedures of each firm; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the SMI Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser and Tidal, including financial information, personnel and the services to be provided by the Adviser and Tidal to the SMI ETF, each firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the SMI ETF and comparative expense information for other ETFs with strategies similar to the SMI ETF prepared by an independent third party; (iii) the anticipated effect of size on the SMI ETF’s performance and expenses; and (iv) benefits anticipated to be realized by the Adviser and Tidal from their relationship with the SMI ETF.

The Board did not identify any particular information that was most relevant to its consideration to approve the SMI Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the SMI Advisory Agreements, the Trustees considered numerous factors, including:

FINANCIAL STATEMENTS | DECEMBER 31, 2024

SMI 3Fourteen Full-Cycle Trend ETF

Supplemental Information (unaudited) - continued

The nature, extent, and quality of the services to be provided by the Adviser and Tidal.

In this regard, the Board considered the responsibilities of the Adviser and Tidal under the SMI Advisory Agreements. The Board reviewed the services to be provided by the Adviser and Tidal to the SMI ETF, including, without limitation, the Adviser’s process for formulating investment recommendations and the processes of the Adviser and Tidal for assuring compliance with the SMI ETF’s investment objectives and limitations; Tidal’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by the Adviser for the SMI ETF among the service providers; and the anticipated efforts of the Adviser to promote the SMI ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of the Adviser and Tidal; the education and experience of each firm’s personnel; and information provided regarding its compliance program and policies and procedures. After reviewing the foregoing and further information from the Adviser and Tidal, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser and Tidal was satisfactory and adequate for the SMI ETF.

The investment performance of the Adviser and Tidal.

The Board noted that the SMI ETF had not yet commenced operations. The Trustees considered SMI’s recent experience utilizing the full-cycle trend strategy in its separately managed accounts, which is the same strategy that will be used to manage the SMI ETF, and they considered that while it had been a short history, it had been positive. The Trustees also noted Tidal’s experience in trade execution and broker-dealer selection.

The costs of services to be provided and profits to be realized by the Adviser and Tidal from the relationship with the SMI ETF.

In this regard, the Board considered the financial condition of the Adviser and Tidal and the level of commitment to the SMI ETF by the Adviser and Tidal. The Board also considered the projected assets and proposed expenses of the SMI ETF, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by the Adviser and Tidal. The Trustees considered the unitary fee structure proposed by the Adviser. The Board compared the proposed unitary fee of the SMI ETF to the advisory fees and net expense ratios of ETFs in a custom category selected by Broadridge of funds in the SMI ETF’s Morningstar Category, Large Blend (“Category”), and a peer group selected by Broadridge from its Category (“Peer Group”). The Trustees noted that the SMI ETF’s proposed unitary fee was higher

FINANCIAL STATEMENTS | DECEMBER 31, 2024

SMI 3Fourteen Full-Cycle Trend ETF

Supplemental Information (unaudited) - continued

than the median advisory fees of the Category and Peer Group, while the SMI ETF’s projected net expense ratio, which took into consideration a proposed fee waiver by the Adviser, was also higher than the median of its Category and Peer Group. The Trustees noted that the proposed advisory fee and projected net expense ratio were within the range of funds in the Category and Peer Group. The Trustees also considered the split of the advisory fees paid to the Adviser versus those paid to Tidal and the respective services provided by each to the SMI ETF. After further consideration, the Board concluded that the projected profitability and fees to be paid to the Adviser and Tidal were within an acceptable range in light of the services to be rendered by the Adviser and Tidal.

The extent to which economies of scale would be realized as the SMI ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the SMI ETF’s investors.

The Trustees considered that it was not anticipated that the SMI ETF would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases. The Board noted that the Adviser would consider breakpoints as the SMI ETF gained assets.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the SMI ETF; the basis of decisions to buy or sell securities for the SMI ETF; and the substance and administration of the Code of Ethics and other relevant policies of the Adviser and Tidal. The Board noted that the Adviser and Tidal have each represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the SMI ETF. The Board also considered potential benefits for the Adviser and Tidal in managing the SMI ETF. Following further consideration and discussion, the Board concluded that the standards and practices of the Adviser and Tidal relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by the Adviser and Tidal from managing the SMI ETF were satisfactory.

FINANCIAL STATEMENTS | DECEMBER 31, 2024

SMI 3Fourteen Full-Cycle Trend ETF

Supplemental Information (unaudited) - continued

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the SMI Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the SMI Advisory Agreements.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 7, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 7, 2025

* Print the name and title of each signing officer under his or her signature.